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                          [PACIFIC CAPITAL FUNDS LOGO]

                             GROWTH AND INCOME FUND

                               CLASS A/B/Y SHARES
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                   PROSPECTUS SUPPLEMENT DATED MARCH 14, 2003
                      TO PROSPECTUS DATED DECEMBER 1, 2002

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The Board of Trustees of Pacific Capital Funds has approved a proposal to change the Pacific Capital Growth and Income Fund's (the "Fund") investment objectives from "current income and, secondarily, long term capital appreciation" to "long term capital appreciation and, secondarily, current income."

  Since the Fund's current investment objectives are a fundamental policy that cannot be changed without shareholder approval, the Fund intends to solicit shareholder approval of the proposed changes to the fundamental investment objectives. The Fund has filed a proxy statement that contains additional details regarding the proposed change, including a proposed date for the shareholder meeting of May 8, 2003. The close of business on February 12, 2003 was fixed as the record date for determining shareholders entitled to notice of, and to vote at, the meeting.

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 INVESTORS SHOULD RETAIN THIS SUPPLEMENT (IN ADDITION TO ANY OTHER SUPPLEMENTS)
                   WITH THE PROSPECTUS FOR FUTURE REFERENCE.

PCP0043S4